ORGANIZATION AND NATURE OF OPERATIONS (Details) ¥ in Thousands, $ in Millions	1 Months Ended		3 Months Ended							12 Months Ended
	Oct. 31, 2020 CNY (¥)	Oct. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Sep. 30, 2018 CNY (¥)	Jun. 30, 2018 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2022
ORGANIZATION AND NATURE OF OPERATIONS
Repurchase of non-controlling interest										¥ 286,686
Repurchase of non-controlling interest										286,687
Government Background Companies
ORGANIZATION AND NATURE OF OPERATIONS
Capital injections			¥ 846,000
Outstanding consideration received												¥ 846,000
JinkoSolar Technology (Haining) Co., Ltd. ("Haining Jinko")
ORGANIZATION AND NATURE OF OPERATIONS
Percentage of ownership												56.40%	45.90%
Repurchase of non-controlling interest										287,000
Repurchase of non-controlling interest										21,000
JinkoSolar Technology (Haining) Co., Ltd. ("Haining Jinko") | Government Background Companies
ORGANIZATION AND NATURE OF OPERATIONS
Capital injections						¥ 517,000	¥ 517,000
JinkoSolar (Sichuan) Co., Ltd.
ORGANIZATION AND NATURE OF OPERATIONS
Capital injections										200,000		¥ 800,000
Percentage of ownership													38.40%
Jinko Chuzhou
ORGANIZATION AND NATURE OF OPERATIONS
Percentage of ownership													32.20%
Jinko Chuzhou | Government Background Companies
ORGANIZATION AND NATURE OF OPERATIONS
Capital injections										300,000		550,000
Jinko Yiwu
ORGANIZATION AND NATURE OF OPERATIONS
Percentage of ownership													32.20%
Jinko Yiwu | Government Background Companies
ORGANIZATION AND NATURE OF OPERATIONS
Capital injections										365,000		400,000
Jinko ShangRao
ORGANIZATION AND NATURE OF OPERATIONS
Percentage of ownership													32.20%
Jinko ShangRao | Government Background Companies
ORGANIZATION AND NATURE OF OPERATIONS
Capital injections										¥ 1,902,000
Rui Xu Co., Ltd.
ORGANIZATION AND NATURE OF OPERATIONS
Capital injections					¥ 20,000
Jinko Huineng Technology Services Co., Ltd
ORGANIZATION AND NATURE OF OPERATIONS
Investments in subsidiaries			¥ 10,000	$ 2
Zhejiang Jinko Financial Leasing
ORGANIZATION AND NATURE OF OPERATIONS
Gain (Loss) on disposal								¥ 15,000	$ 2
Investments in subsidiaries								¥ 183,000	$ 26
Transaction amount collected											$ 42	¥ 128,000
JinkoSolar International Development Limited
ORGANIZATION AND NATURE OF OPERATIONS
Investments in subsidiaries	¥ 3,100,000	$ 461